Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net income including noncontrolling interest in subsidiaries	$ 197,628,000		$ 155,083,000		$ 189,163,000
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on securities available for sale and reclassification adjustment	3,319,000	[1]	(2,939,000)	[1]	2,840,000	[1]
Reclassification adjustment and unrealized loss on interest rate swap	2,563,000	[2]	(2,007,000)	[2]	(7,627,000)	[2]
Foreign currency translation (loss) gain and reclassification adjustment	(207,000)		29,000		(422,000)
Other comprehensive income (loss)	5,460,000		(4,945,000)		(5,257,000)
Comprehensive income including noncontrolling interest in subsidiaries	203,088,000		150,138,000		183,906,000
Less: Comprehensive (loss) income attributable to redeemable noncontrolling interest in subsidiaries	(147,000)		88,000		1,178,000
Less: Comprehensive income attributable to nonredeemable noncontrolling interest in subsidiary	9,472,000		4,061,000		8,823,000
Comprehensive income attributable to Federated Investors, Inc.	193,763,000		145,989,000		173,905,000
Other Comprehensive Income (Loss) [Member]
Other comprehensive income (loss), net of tax:
Foreign currency translation (loss) gain and reclassification adjustment	$ (422,000)	[3]	$ 1,000	[3]	$ (470,000)	[3]

[1]	The tax expense (benefit) related to this line item was $2,282, $(2,139) and $2,209 for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	The tax expense (benefit) related to this line item was $1,500, $(1,501) and $(4,107) for the years ended December 31, 2012, 2011 and 2010, respectively.
[3]	The tax benefit related to this line item was $(8), $(251) and $(227) for the years ended December 31, 2012, 2011 and 2010, respectively.